JPMorgan US Value Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan US Value Fund	Jun. 30, 2026 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 121
Expense Example, with Redemption, 3 Years	391
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,506
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	310
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,208
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	407
Expense Example, with Redemption, 10 Years	914
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	184
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	733
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	152
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	$ 611